RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

10.          RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2019, 2020 and 2021:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“ Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (Yujie)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

10.          RELATED PARTY BALANCES AND TRANSACTIONS - continued

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2019, 2020 and 2021, services provided by the related parties were RMB 129,061, RMB 143,881 and RMB 523,054, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Referral service fee charged by Yujie	—	15,152	347,585
Bandwidth service fee charged by Qihu	46,191	80,514	108,743
Brand fees charged by Qihu	—	—	23,585
Referral service fee charged by Qihu	47,640	24,507	19,789
Rental expenses charged by Beijing Qifei	5,074	7,137	—
Rental expenses charged by Hongying	—	—	11,899
Corporate expenses allocated from Qibutianxia	3,230	11,321	7,075
Labor cost charged by Xixian	10,657	2,130	—
Referral service fee charged by Qifutong	7,905	—	—
Others	8,364	3,120	4,378
Total	129,061	143,881	523,054

For the years ended December 31, 2019, 2020 and 2021, services provided to the related parties were RMB 1,037,480, RMB 346,378 and RMB 2,178,561, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Referral service fee charged from Qicaitianxia	197,018	3,558	—
Loan facilitation services fee charged from Kincheng	—	15,254	1,574,456
Loan facilitation services fee charged from Jinshang	59,871	150,515	219,513
Loan facilitation services fee charged from Beijing Zixuan	517,776	47,516	37
Post-facilitation services fee charged from Kincheng	—	433	297,489
Post-facilitation services fee charged from Jinshang	43,497	48,094	69,398
Post-facilitation services fee charged from Beijing Zixuan	215,019	74,417	56
Others	4,299	6,591	17,612
Total	1,037,480	346,378	2,178,561

Beijing Zixuan is the subsidiary of Qibutianxia which is ultimately controlled by Mr. Zhou. Beijing Zixuan runs a P2P platform, referring individual investors as the financial institutional partner to the Group’s platform. Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. Kincheng is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. The Group collected service fees from Beijing Zixuan, Jinshang and Kincheng.The amounts from Beijing Zixuan, Jinshang and Kincheng represent the loan facilitation service and post- facilitation service fees charged from them.

10.         RELATED PARTY BALANCES AND TRANSACTIONS - continued

As of December 31, 2020 and 2021, amounts due from related parties were RMB 193,305 and RMB 978,175, respectively, and details are as follows:

	December 31,	December 31,
	2020	2021
	RMB	RMB
Kincheng	13,505	771,335
Jinshang	158,655	194,123
Shareholders(1)	11,100	10,158
Beijing Zixuan	5,608	—
Others	4,437	2,559
Total	193,305	978,175
(1)	The balance as of December 31, 2021 represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

As of December 31, 2020 and 2021, amounts due to related parties were RMB 71,562 and RMB 214,057 respectively, and details are as follows:

	December 31,	December 31,
	2020	2021
	RMB	RMB
Qibutianxia	13,656	9,156
Qihu	24,624	144,999
Yujie	16,061	30,165
Others	17,221	29,737
Total	71,562	214,057

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB 19,346,618 and RMB 11,803,492 as of December 31, 2020 and 2021 respectively.

In September 2020, Beijing Qifei transferred to the Group part of its interest in Hangzhou Qifei, a joint venture company established by Beijing Qifei and an independent third party. After the transfer, Beijing Qifei and the Group hold 26% and 25% of the equity interest in the investee, respectively. As part of the arrangement, the Group is responsible to assist Hangzhou Qifei in meeting certain performance targets but is not obligated to fund the loss of the investee. The Group accounted for the equity investment using alternative measurement, and the carrying amount as of December 31, 2020 and 2021 was nil, respectively.

10.         RELATED PARTY BALANCES AND TRANSACTIONS - continued

In October 2020, the Group established a joint venture company, Shanghai 360 Changfeng Technology, Co.,Ltd. (“360 Changfeng”) in Shanghai, China through Qiyu together with Shanghai Jiehu and an independent third party, Changfeng, to develop and build regional headquarter and the affiliated industrial park in Shanghai. Changfeng, Shanghai Jiehu and the Group each holds 30%, 30% and 40% of the equity interests of the joint venture, respectively.

In December 2021, the Group acquired the 30% equity interest held by Shanghai Jiehu and became the controlling shareholder of 360 Changfeng. The transaction is a business acquisition under common control and has been retrospectively reflected in the consolidated financial statements of the Company for all periods presented. The impact to prior year financials was inconsequential.

Pursuant to the joint venture agreement, the shareholders will contribute initial funding for acquisition of land use rights and funds required for subsequent developments will be mainly financed by external financings with any remaining shortfall funded by the shareholders ratably in proportion to their respective equity interest ownership.

As of December 31, 2020, no capital contribution was made and carrying amount of the investment was zero. As of December 31, 2021, shareholders of the joint venture company have invested a total of RMB1.0 billion, of which RMB0.3 billion was funded by the non-controlling shareholder